UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

ARROW GLOBAL GROUP PLC

Ticker:       ARW            Security ID:  G05163103
Meeting Date: JUN 02, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Elect Matt Hotson as Director           For       For          Management
4     Re-elect Jonathan Bloomer as Director   For       For          Management
5     Re-elect Lee Rochford as Director       For       For          Management
6     Re-elect Lan Tu as Director             For       For          Management
7     Re-elect Maria Luis Albuquerque as      For       For          Management
      Director
8     Re-elect Andrew Fisher as Director      For       For          Management
9     Reappoint KPMG LLP as Auditors          For       For          Management
10    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
11    Authorise EU Political Donations and    For       For          Management
      Expenditure
12    Authorise Issue of Equity               For       For          Management
13    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
14    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
15    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
16    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

--------------------------------------------------------------------------------

RAYTHEON TECHNOLOGIES CORPORATION

Ticker:       RTX            Security ID:  913017109
Meeting Date: APR 27, 2020   Meeting Type: Annual
Record Date:  MAR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Lloyd J. Austin, III     For       For          Management
1b    Elect Director Gregory J. Hayes         For       For          Management
1c    Elect Director Marshall O. Larsen       For       For          Management
1d    Elect Director Robert K. (Kelly)        For       For          Management
      Ortberg
1e    Elect Director Margaret L. O'Sullivan   For       For          Management
1f    Elect Director Denise L. Ramos          For       For          Management
1g    Elect Director Fredric G. Reynolds      For       For          Management
1h    Elect Director Brian C. Rogers          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Adopt Simple Majority Vote              None      For          Shareholder
5     Report on Plant Closures                Against   Against      Shareholder

--------------------------------------------------------------------------------

UNITED TECHNOLOGIES CORPORATION

Ticker:       UTX            Security ID:  913017109
Meeting Date: OCT 11, 2019   Meeting Type: Special
Record Date:  SEP 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 27, 2020